Income Tax (Details) - Schedule of composition of deferred taxes - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule of composition of deferred taxes [Abstract]
Net operating losses carried forward	$ 168	$ 349	$ 312
Intangibles, fixed asset, lease liabilities and right of use assets	(12,395)	(11,929)	(12,177)
Reserves and allowances	982	4,512	1,913
Total	$ (11,249)	$ (7,068)	$ (9,952)